Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 239,465	$ 204,465
Less: accumulated depreciation	(73,127)	(61,846)
Total property and equipment, net	166,338	142,619
Computer and office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	9,942	9,942
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	3,432	3,432
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 226,091	191,091
Previously Reported [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross			$ 195,722
Less: accumulated depreciation			(22,063)
Total property and equipment, net		$ 142,619	173,659
Previously Reported [Member] | Computer and office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross			4,631
Previously Reported [Member] | Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross
Previously Reported [Member] | Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross			$ 191,091